Note 32 Eligible capital resources (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Eligible capital resources [Line Items]
Issued capital	€ 2,955	€ 3,267		€ 3,267
Share premium	20,856	23,599		23,992
Retained earnings revaluation reserves and other reserves eligible capital resources	34,881	29,984		30,344
Other equity interest	63	60		42
Treasury shares	(29)	(647)		(46)
Profit (loss), attributable to owners of parent	6,420	4,653		1,305
interim dividend eligible capital resources	(722)	(532)		0
Shareholders funds eligible capital resources	64,422	60,384		58,904
Accumulated other comprehensive income	(17,432)	(16,476)		(14,356)
Non-controlling interests	3,624	4,853		5,471
Adjusted initial balance	50,615	48,760		50,020		€ 54,925
Goodwill and other intangible assets eligible capital resources	(1,395)	(1,484)		(3,775)
Deductions eligible capital resources	(1,722)	(1,484)		(3,775)
Differences from solvency and accounting perimeter eligible capital resources	(123)	(130)		(186)
Equity not eligible at solvency level eligible capital resources	(123)	(130)		(186)
Other adjustments and deductions eligible capital resources	(6,032)	(7,197)	[1]	(3,128)	[1]
Common equity tier 1 CET 1 eligible capital resources	42,738	39,949		42,931
Additional tier 1 before regulatory adjustments eligible capital resources	5,193	5,737		6,666
Total regulatory adjustments to additional tier 1 eligible capital resources	0	0		0
Tier 1 eligible capital resources	47,931	45,686		49,597
Tier 2 eligible capital resources	5,930	7,383		8,548
Total capital tier 1 tier 2 eligible capital resources	53,861	53,069		58,145
Total minimum equity required eligible capital resources	€ 43,111	€ 39,275		€ 45,042

[1]	(1) Other adjustments and deductions includes, among others, the adjustment of non-eligible minority interests, the amount of repurchase of own shares up to the maximum limit authorized by the ECB for the BBVA Group in 2021 (see Note 4) and the amount of shareholders remuneration pending to be distributed.